DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: OCI (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	$ (3,137)	$ (2,107)
Gain (Loss) Reclassified from Accumulated OCI into Earnings	63,298	60,849	52,004
Reclassified from Accumulated OCI into Earnings
Effect of derivative instruments on earnings
Gain (Loss) Reclassified from Accumulated OCI into Earnings	(1,295)	(1,446)
Foreign currency forward contracts
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	(2,256)	(1,144)
Foreign currency forward contracts | Reclassified from Accumulated OCI into Earnings
Effect of derivative instruments on earnings
Gain (Loss) Reclassified from Accumulated OCI into Earnings	(1,001)	(460)
Commodity futures contracts
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	(881)	(963)
Commodity futures contracts | Reclassified from Accumulated OCI into Earnings
Effect of derivative instruments on earnings
Gain (Loss) Reclassified from Accumulated OCI into Earnings	(294)	(986)
Commodity option and future contracts
Effect of derivative instruments on earnings
Recognized earnings (loss) related to mark-to-market accounting		$ 0	$ (42)